AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
1
Shares Security Description Value
Common Stock - 95.9%
Communications - 0.6%
58,425 America Movil SAB de CV, ADR $ 1,032,370
1,719 Cisco Systems, Inc./Delaware 93,565
14,750 Lumen Technologies, Inc. 182,752
37,642 Telefonica SA, ADR 177,294
4,081 ViacomCBS, Inc., Class B 161,240
1,647,221
Consumer Cyclical - 1.8%
3,576 Alibaba Group Holding, Ltd., ADR
(a)
529,427
1,241 Booking Holdings, Inc.
(a)
2,945,973
14,025 DR Horton, Inc. 1,177,679
4,653,079
Consumer Discretionary - 7.7%
150,710 Arcos Dorados Holdings, Inc., Class A
(a)
771,635
34,000 Becle SAB de CV 87,720
45,908 Comcast Corp., Class A 2,567,634
15,575 CVS Health Corp. 1,321,694
88,527 Discovery, Inc., Class A
(a)
2,246,815
4,641 Discovery, Inc., Class C
(a)
112,637
100 Domino's Pizza, Inc. 47,696
16,250 General Motors Co.
(a)
856,538
8,000 Grand Canyon Education, Inc.
(a)
703,680
193,644 Lincoln Educational Services Corp.
(a)
1,295,478
17,725 Lowe's Cos., Inc. 3,595,694
4,756 McDonald's Corp. 1,146,719
48,302 Sally Beauty Holdings, Inc.
(a)
813,889
3,870 The Home Depot, Inc. 1,270,366
12,850 Walmart, Inc. 1,791,033
4,550 Yum China Holdings, Inc. 264,401
7,050 Yum! Brands, Inc. 862,286
19,755,915
Consumer Staples - 15.3%
65,455 Altria Group, Inc. 2,979,512
34,455 British American Tobacco PLC, ADR 1,215,572
13,200 Coca-Cola HBC AG, ADR
(a)
432,564
3,135 Diageo PLC, ADR 605,055
50,327 Molson Coors Beverage Co., Class B 2,334,166
34,800 Monster Beverage Corp.
(a)
3,091,284
42,895 PepsiCo., Inc. 6,451,837
84,525 Philip Morris International, Inc. 8,012,125
44,300 The Coca-Cola Co. 2,324,421
195,126 The Kroger Co. 7,888,944
4,525 The Procter & Gamble Co. 632,595
57,921 Unilever PLC, ADR 3,140,477
39,108,552
Energy - 2.7%
136,810 BP PLC, ADR 3,739,017
7,430 Chevron Corp. 753,773
13,600 ConocoPhillips 921,672
7,800 Phillips 66 546,234
14,415 Valero Energy Corp. 1,017,267
6,977,963
Financials - 23.4%
53,260 Aflac, Inc. 2,776,444
49,495 American International Group, Inc. 2,716,781
2,480 Ameriprise Financial, Inc. 655,018
201,099 Bank of America Corp. 8,536,653
16,545 Berkshire Hathaway, Inc., Class B
(a)
4,515,792
61,374 Central Pacific Financial Corp. 1,576,084
25,975 Citigroup, Inc. 1,822,925
5,616 Colliers International Group, Inc. 717,219
118,268 Credit Suisse Group AG, ADR 1,166,122
5,616 FirstService Corp. 1,013,576
Shares Security Description Value
Financials - 23.4% (continued)
63,668 Franklin Resources, Inc. $ 1,892,213
2,025 Marsh & McLennan Cos., Inc. 306,646
38,815 Mastercard, Inc., Class A 13,495,199
1,100 PayPal Holdings, Inc.
(a)
286,231
150,625 The Bank of New York Mellon Corp. 7,808,400
18,918 The Travelers Cos., Inc. 2,875,725
3,200 U.S. Bancorp 190,208
15,249 Unum Group 382,140
30,600 Visa, Inc., Class A 6,816,150
6,200 Wells Fargo & Co. 287,742
59,837,268
Health Care - 25.6%
35,989 Abbott Laboratories 4,251,381
3,663 AbbVie, Inc. 395,128
18,731 Anthem, Inc. 6,982,917
8,500 Becton Dickinson and Co. 2,089,470
10,250 Biogen, Inc.
(a)
2,900,648
13,990 Cigna Corp. 2,800,238
46,210 Johnson & Johnson 7,462,915
81,368 Medtronic PLC 10,199,479
73,704 Merck & Co., Inc. 5,535,907
8,370 Organon & Co. 274,452
6,282 Pfizer, Inc. 270,189
20,337 Quest Diagnostics, Inc. 2,955,169
39,676 UnitedHealth Group, Inc. 15,503,000
903 Viatris, Inc. 12,236
26,750 Zimmer Biomet Holdings, Inc. 3,915,130
65,548,259
Industrials - 4.7%
30,135 CAE, Inc.
(a)
900,132
1,240 Caterpillar, Inc. 238,043
120,491 Corning, Inc. 4,396,717
3,695 FedEx Corp. 810,277
41,482 Gates Industrial Corp. PLC
(a)
674,912
85,521 Manitex International, Inc.
(a)
614,041
26,850 Raytheon Technologies Corp. 2,308,026
2,780 The Boeing Co.
(a)
611,433
7,795 United Parcel Service, Inc., Class B 1,419,469
11,973,050
Information Technology - 10.1%
1,926 Alphabet, Inc., Class A
(a)
5,149,200
29,660 Cerner Corp. 2,091,623
18,775 Cognizant Technology Solutions Corp.,
Class A 1,393,293
3,155 Facebook, Inc., Class A
(a)
1,070,775
19,000 Forrester Research, Inc.
(a)
935,940
54,317 Microsoft Corp. 15,313,049
100 MSCI, Inc. 60,834
26,014,714
Materials - 3.8%
14,225 Celanese Corp., Class A 2,142,854
28,458 Corteva, Inc. 1,197,513
28,458 Dow, Inc. 1,638,043
25,464 DuPont de Nemours, Inc. 1,731,297
2,149 International Flavors & Fragrances, Inc. 287,364
26,505 LyondellBasell Industries NV, Class A 2,487,494
4,980 The Mosaic Co. 177,886
9,662,451
Transportation - 0.2%
3,110 Union Pacific Corp. 609,591
Total Common Stock (Cost $102,010,065) 245,788,063

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
2
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level
2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Principal
Security
Description Rate Maturity Value
Corporate Non-Convertible Bonds - 0.9%
Energy - 0.1%
$ 400,000 Energy
Transfer LP
(callable at
100 beginning
02/15/28)
(b)(c)
6.63% 02/15/45 $ 390,500
Financials - 0.6%
500,000 JPMorgan
Chase & Co.
(callable at
100 beginning
11/01/22)
(b)(c)
4.63  11/01/22 505,000
500,000 The Goldman
Sachs Group,
Inc. (callable at
100 beginning
11/10/22)
(b)(c)
5.00  11/10/22 506,250
400,000 Truist
Financial Corp.
(callable at
100 beginning
12/15/27)
(b)(c)
5.13  06/15/49 432,000
1,443,250
Industrials - 0.2%
450,000 General
Electric Co.
(callable at
100 beginning
12/15/21)
(b)(c)
3.45  01/21/21 441,476
Total Corporate Non-Convertible Bonds (Cost
$2,205,204) 2,275,226
Investments, at value - 96.8% (Cost $104,215,269) $ 248,063,289
Other Assets & Liabilities, Net - 3.2% 8,101,702
Net Assets - 100.0% $ 256,164,991
ADR American Depositary Receipt
LIBOR London Interbank Offered Rate
LP Limited Partnership
PLC Public Limited Company
(a) Non-income producing security.
(b) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of September 30, 2021.
(c) Perpetual maturity security.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Communications $ 1,647,221 $ – $ – $ 1,647,221
Consumer Cyclical 4,653,079 – – 4,653,079
Consumer Discretionary 19,755,915 – – 19,755,915
Consumer Staples 39,108,552 – – 39,108,552
Energy 6,977,963 – – 6,977,963
Financials 59,837,268 – – 59,837,268
Health Care 65,548,259 – – 65,548,259
Industrials 11,973,050 – – 11,973,050
Information Technology 26,014,714 – – 26,014,714
Materials 9,662,451 – – 9,662,451
Transportation 609,591 – – 609,591
Corporate Non-
Convertible Bonds – 2,275,226 – 2,275,226
Investments at Value $ 245,788,063 $ 2,275,226 $ – $ 248,063,289